CAPITAL AND RESERVES - Schedule of Share Capital (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Number of Class A Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance	[1]	721,952		666,001	611,777
Issuance of class A shares for business combinations (Note 8)	[1]	168,000		0	0
Issuance of class A shares for an asset acquisition	[1]	80,000		0	0
Issuance of class A shares in connection with IPO	[1]	0		22,500	16,000
Issuance of class A shares to employees (2025 Share incentive plan)	[1]	130,000
Issuance of class A shares to employees (2024 Share incentive plan)	[1]	44,600
Issuance of class A shares to employees (2023 Share incentive plan)	[1]	0		48,000	0
Issuance of class A shares to individual consultants (2024 Share incentive plan)	[1]	25,400		18,000	0
Issuance of class A shares to certain employees (employee stock compensation plan)			[1]	4,105	0
Issuance of class A shares and warrant	[1]	190,477
Conversion of a convertible loan	[1]	0		0	38,224
Transfer shares from treasury shares	[1]	1,297
Share Repurchase	[1]	0		(36,654)
Offering costs	[1]	0		0	0
Balance	[1]	1,361,726		721,952	666,001
Number of Class B Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance		5,000,000		5,000,000	5,000,000
Issuance of class A shares for business combinations (Note 8)		0		0	0
Issuance of class A shares for an asset acquisition		0		0	0
Issuance of class A shares in connection with IPO		0		0	0
Issuance of class A shares to employees (2025 Share incentive plan)		0
Issuance of class A shares to employees (2024 Share incentive plan)		0
Issuance of class A shares to employees (2023 Share incentive plan)		0		0	0
Issuance of class A shares to individual consultants (2024 Share incentive plan)		0		0	0
Issuance of class A shares to certain employees (employee stock compensation plan)					0
Issuance of class A shares and warrant		0
Conversion of a convertible loan		0		0	0
Transfer shares from treasury shares		0
Share Repurchase		0
Offering costs		0		0	0
Balance		5,000,000		5,000,000	5,000,000
Ordinary Shares [Member]
CAPITAL AND RESERVES - Schedule of Share Capital (Details) [Line Items]
Balance (in Dollars)		$ 5,280,406		$ 3,564,150	$ 1,228,037
Issuance of class A shares for business combinations (Note 8) (in Dollars)		13,376,000		0	0
Issuance of class A shares for an asset acquisition (in Dollars)		5,760,000		0	0
Issuance of class A shares in connection with IPO (in Dollars)		0		4,500,000	1,600,000
Issuance of class A shares to employees (2025 Share incentive plan) (in Dollars)		0
Issuance of class A shares to employees (2024 Share incentive plan) (in Dollars)		0
Issuance of class A shares to employees (2023 Share incentive plan) (in Dollars)		0		0	0
Issuance of class A shares to individual consultants (2024 Share incentive plan) (in Dollars)		0		0	0
Issuance of class A shares to certain employees (employee stock compensation plan) (in Dollars)			[1]	0	0
Issuance of class A shares and warrant (in Dollars)		384,188
Conversion of a convertible loan (in Dollars)		0		0	736,113
Transfer shares from treasury shares (in Dollars)		25,243
Share Repurchase (in Dollars)		0
Offering costs (in Dollars)		0		(2,783,744)	0
Balance (in Dollars)		$ 24,825,837		$ 5,280,406	$ 3,564,150

[1]	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 24, 2026 (Note 26).